INCOME TAXES - Deferred Tax Assets (Details) - ATI Modular Technology Corp - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Deferred tax assets:
Net operating losses	$ 1,256	$ 1,312
Total deferred tax assets	1,256	1,312
Less: valuation allowance	1,256	1,312
Deferred tax assets, net